INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (benefit)	A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$(5)	$(129)	$(5)
Deferred (expense) benefit	(593)	(310)	749
Total	$(598)	$(439)	$744

Schedule Of Effective Income Tax Rate Reconciliation	The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expected income tax (expense) benefit	$(630)	$(548)	$229
Noncontrolling interest	40	69	50
Non-taxable investment income	53	80	92
Tax audit interest	(13)	(14)	(8)
State income taxes	(63)	(47)	(38)
Tax settlements/uncertain tax position release	—	—	398
Tax credits	22	28	21
Other	(7)	(7)	—
Income tax (expense) benefit	$(598)	$(439)	$744

Schedule Of Net Deferred Income Taxes
The components of the net deferred income taxes are as follows:

	December 31,
	2022		2021
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$226	$—	$273	$—
Net operating loss and credits	240	—	699	—
Reserves and reinsurance	1,299	—	2,722	—
DAC	—	1,029	—	1,005
Unrealized investment gains/losses	2,012	—	—	965
Investments	—	235	—	794
Other	92	—	—	76
Valuation allowance	(1,570)	—	—	—
Total	$2,299	$1,264	$3,694	$2,840

Schedule of Unrecognized Tax Benefits Reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2022	2021	2020
	(in millions)
Balance at January 1,	$323	$316	$501
Additions for tax positions of prior years	(9)	11	241
Reductions for tax positions of prior years	—	(4)	(382)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	(44)
Balance at December 31,	$314	$323	$316

Unrecognized tax benefits that, if recognized, would impact the effective rate	$58	$67	$77